Supplemental Cash Flow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 940,735	$ 685,331	$ 480,080	$ 309,857
Restricted cash – current (1)	692	3,673	691	3,714
Restricted cash – non-current (2)	0	0	0	3,135
Total cash, cash equivalents and restricted cash	$ 941,427	$ 689,004	$ 480,771	$ 316,706